Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Costs and Asset Impairment Charges [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

The following table summarizes the provisions related to the restructuring for the year ended December 31, 2012:

	Employee termination benefits	Idle-use expense and other charges	Asset impairments	Total

Restructuring expense recognized	5,553	3,770	717	10,040
Payments made	(5,509)	(3,462)	-	(8,971)
Non-cash items	276	(61)	(717)	(502)
Total restructuring accrual as of December 31, 2012	320	247	-	567